Earnings/(losses) per Share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2020
Earnings/(losses) per Share ("EPS")
Schedule of earnings/(losses) per share

	For the three months ended
	June 30, 2019	June 30, 2020
Basic loss per share
Loss for the period attributable to owners of the Group	(25,998)	(21,348)
Plus:
Dividend on preference shares	(2,516)	(2,516)
Loss for the period attributable to owners of the Group	(28,514)	(23,864)
Weighted average number of shares outstanding, basic	80,847,127	80,848,314
Basic loss per share	(0.35)	(0.30)
Diluted loss per share
Loss for the period attributable to owners of the Group used in the calculation of diluted loss per share	(28,514)	(23,864)
Weighted average number of shares outstanding, basic	80,847,127	80,848,314
Dilutive potential ordinary shares	—	—
Weighted average number of shares used in the calculation of diluted loss per share	80,847,127	80,848,314
Diluted loss per share	(0.35)	(0.30)

	For the six months ended
	June 30, 2019	June 30, 2020
Basic loss per share
Loss for the period attributable to owners of the Group	(36,945)	(72,827)
Plus:
Dividend on preference shares	(5,031)	(5,032)
Loss for the period attributable to owners of the Group	(41,976)	(77,859)
Weighted average number of shares outstanding, basic	80,836,442	80,777,161
Basic loss per share	(0.52)	(0.96)
Diluted loss per share
Loss for the period attributable to owners of the Group used in the calculation of diluted loss per share	(41,976)	(77,859)
Weighted average number of shares outstanding, basic	80,836,442	80,777,161
Dilutive potential ordinary shares	—	—
Weighted average number of shares used in the calculation of diluted loss per share	80,836,442	80,777,161
Diluted loss per share	(0.52)	(0.96)